Issued capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Issued capital
18.
Issued capital

	31.12.2024	31.12.2025
	thousands	thousands
Issued capital
Authorized shares
Ordinary share of par value US$ 0.10 each	100,000	100,000

	Number of shares	RMB’000
Ordinary shares issued and fully paid
At January 1, 2024, December 31, 2024 and December 31, 2025	40,858,290	2,081,138
US$’000		300,621

	31.12.2024		31.12.2025		31.12.2025
	RMB’000		RMB’000		US$’000
Special share issued and fully paid
One special share issued and fully paid at US$ 0.10 per share		*		*		*

* Less than RMB 1 (US$1)

The holders of ordinary shares are entitled to such dividends as the Board of Directors of the Company may declare from time to time. All ordinary shares are entitled to one vote on a show of hands and carry one vote per share on a poll.

The holder of special share is entitled to elect a majority of directors of the Company. In addition, no shareholders’ resolution may be passed without the affirmative vote of the special share, including any resolution to amend the Memorandum of Association or Bye-laws of the Company. The special share is not transferable except to Hong Leong Asia Ltd. (“HLA”), Hong Leong (China) Limited (“HLC”) or any of its affiliates. The Bye-Laws of the Company provides that the special share shall cease to carry any rights in the event that HLA and its affiliates cease to own, directly or indirectly, at least 7,290,000 ordinary shares in the capital of the Company.